Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of allowance of doubtful accounts	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Schedule of Allowance of Doubtful Accounts [Abstract]
Beginning balance	¥ 4,744,565	$ 681,240	¥ 4,744,728
Addition	237,704	34,130
Reverse			(163)
Write off	(4,744,565)	(681,240)
Ending balance	¥ 237,704	$ 34,130	¥ 4,744,565